Property, Plant and Equipment, Net (Details Narrative)	4 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)
Depreciation			$ 1,239,397	$ 1,220,245
Loss from disposition of fixed assets					$ 1,036,304
Impairment of fixed assets					281,680
Payment for capital expenditure			15,400,000
Subsequent Event [Member]
Property plant and equipment additional amount	$ 2,400,000
Subsequent Event [Member] | RMB [Member]
Property plant and equipment additional amount | ¥		¥ 16,100,000
Cathay Bank [Membeer]
Collateralized Financings					900,000
Dongguan Rural Commercial Bank [Membeer]
Long-term bank loans borrowed			7,700,000
Collateralized Financings			$ 4,300,000
Machinery Equipment [Member]
Depreciation					1,200,000
Payment for capital expenditure					$ 17,800,000